Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Line Items]
Other Repossessed Assets	$ 5,500	$ 600
Goodwill	72,334	72,334
Average required reserve balance	$ 64,800	$ 51,600
Historical loss period used in estimating loan loss reserve	96 months	84 months
Reserve coverage period in historical losses	1 year 11 months 2 days	1 year 11 months 12 days
Compensating Balance, Amount	$ 0
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses	3 years 2 months 28 days	3 years 2 months 13 days
Consumer
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0034
Commercial Portfolio Segment [Member]
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0037	0.0039